Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Vessels [Line Items]
Address Commission	$ 1,469
Insurance Coverage Maximum Amount	$ 1,000,000